Basis of Preparation	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Basis of Preparation
2	BASIS OF PREPARATION
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”). These financial statements also comply with the disclosure requirements of the Hong Kong Companies Ordinance and the applicable disclosure provisions of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited. A number of new or amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these new or amended standards. The consolidated financial statements and the statement of financial position of the Company have been prepared under the historical cost convention except as disclosed in the accounting policies below.
The preparation of financial statements in conformity with IFRSs requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of financial position and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of current events and actions, actual results may ultimately differ from those estimates. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.
(a) New and amended standards and interpretations adopted by the Group
On August 27, 2020, the IASB published amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS
16-Interest
rate benchmark (IBOR) reform-Phase 2. These amendments should be applied for annual periods beginning on or after January 1, 2021, which have no material impact on the Group for the December 31, 2021 reporting period.
(b) New and amended standards and interpretations not yet adopted by the Group
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the December 31, 2021 reporting period and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.